Financial instruments and financial risk management	9 Months Ended
Sep. 30, 2022
Financial instruments and financial risk management
Financial instruments and financial risk management

16.            Financial instruments and financial risk management

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company’s primary exposure to credit risk is on its cash and cash equivalents held in bank accounts. The majority of cash is deposited in bank accounts held with major financial institutions in Canada. As most of the Company’s cash is held by one financial institution there is a concentration of credit risk. This risk is managed by using major financial institutions that are high credit quality financial institutions as determined by rating agencies. The Company’s secondary exposure to risk is on its receivables. This risk is minimal as receivables consist primarily of refundable government goods and services taxes and interest receivable from major financial institutions with high credit ratings.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there are sufficient funds to meet its short-term business requirements, taking into account its anticipated cash flows from operations and its holdings of cash and cash equivalents.

Historically, the Company’s source of funding has been the issuance of equity securities for cash, primarily through private placements and public offerings. The Company’s access to financing is always uncertain. There can be no assurance of continued access to significant equity funding.

The following is an analysis of the contractual maturities of the Company’s non-derivative financial liabilities based on discounted payments as at September 30, 2022 and December 31, 2021. The Company excluded warrants derivative liabilities from the table because they are settled by shares (see note 9).

		Between one	More than
At September 30, 2022	Within one year	and five years	five years
Trade payables	$1,090,554	$—	$—
Accrued liabilities	4,090,722	—	—
Lease liabilities	1,283,443	5,625,988	10,964,402
DSU liabilities	—	155,501	—
	$6,464,719	$5,781,489	$10,964,402

		Between one	More than
At December 31, 2021	Within one year	and five years	five years
Trade payables	$1,249,861	$—	$—
Accrued liabilities	4,817,820	—	—
Due to related parties	743,100	—	—
Lease liabilities	392,279	867,757	627,235
DSU liabilities	—	53,362	—
	$7,203,060	$921,119	$627,235

Foreign exchange risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company is exposed to currency risk as it incurs some expenditures that are denominated in CAD while its functional currency is USD. The Company does not hedge its exposure to fluctuations in foreign exchange rates.

The following is an analysis of financial assets and liabilities that are denominated in CAD:

	September 30,	September 30,
	2022	2021
Cash and cash equivalents	$590,760	$889,739
Restricted cash	74,968	80,697
Receivables	100,802	180,632
Lease liabilities	(905,243)	(1,511,194)
Trade payables and accrued liabilities	(195,211)	(912,401)
	$(333,924)	$(1,272,527)

Based on the above net exposures, for the nine months ended September 30, 2022, a 10% change in the CAD to the USD exchange rate would impact the Company’s net loss by $33,392 (September 30, 2021 – $127,253).

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its cash equivalents as these instruments have original maturities of 12 months or less and are therefore exposed to interest rate fluctuations on renewal. A 0.1% increase in market interest rates would decrease the Company’s net loss by $111,943 for the nine months ended September 30, 2022 (September 30, 2021 - minimal).

Classification of financial instruments

Financial assets included in the consolidated statements of financial position are as follows:

	September 30,	December 31,
	2022	2021
Amortized cost:
Cash and cash equivalents	$153,883,279	$221,928,008
Restricted cash	513,527	291,676
Receivables	4,370	129,068
	$154,401,176	$222,348,752

Financial liabilities included in the consolidated statements of financial position are as follows:

	September 30,	December 31,
	2022	2021
Non-derivative financial liabilities at amortized cost:
Trade payable and accrued liabilities	$5,181,276	$6,810,781
Lease liabilities	17,873,833	1,887,271
Derivative financial liabilities at fair value through profit or loss:
Derivative liabilities	155,530	244,565
	$23,210,639	$8,942,617

Fair value

The fair value of the Company’s financial assets and liabilities, other than the derivative liabilities which are measured at fair value, approximates the carrying amount.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 – Inputs that are not based on observable market data.

Financial liabilities measured at fair value at September 30, 2022 consisted of the derivative liabilities, which include non-transferrable warrants and DSUs. The fair value of DSUs is classified as level 1, and the fair value of the non-transferrable warrants are classified as level 2 in the fair value hierarchy.

The fair value of the derivative liabilities relating to the non-transferrable warrants was calculated using the Black-Scholes Option Pricing Model using the historical volatility of comparable companies as an estimate of future volatility. At September 30, 2022, if the volatility used was increased by 10% the impact would be an increase to the derivative liabilities of $89 (September 30, 2021 - $227,681) with a corresponding increase in loss and comprehensive loss.